Income taxes - Schedule of Effective Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax
Theoretical tax benefit	$ (15,640)	$ (4,912)	$ (3,967)
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	13,598	4,283	3,863
Effect of entities with different tax rates	125	68	11
Non-deductible expenses	2,439	1,294	564
Change in tax reserve for uncertain tax positions	101	60	60
Other	358	(153)	(73)
Provision for income taxes	$ 981	$ 640	$ 458
Rate
Theoretical tax benefit	23.00%	23.00%	23.00%
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	(20.00%)	(20.00%)	(23.00%)
Effect of entities with different tax rates	0.00%	0.00%	0.00%
Non-deductible expenses	(4.00%)	(6.00%)	(3.00%)
Change in tax reserve for uncertain tax positions	0.00%	0.00%	0.00%
Other	(1.00%)	0.00%	0.00%
Total effective income taxes	(2.00%)	(3.00%)	(3.00%)